Investments in affiliates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of interests in various affiliates and joint ventures
The following is a summary of the Company's interests in its various affiliates and joint ventures, which it accounts for using the equity method:

Affiliate or joint venture name:	Interest
Nuna Group of Companies ("Nuna")
Nuna Logistics Ltd.	49%
North American Nuna Joint Venture	50%
Nuna East Ltd.	37%
Nuna Pang Contracting Ltd.	37%
Nuna West Mining Ltd.	49%
Mikisew North American Limited Partnership ("MNALP")	49%
Fargo joint ventures "Fargo"
ASN Constructors ("ASN")	30%
Red River Valley Alliance LLC ("RRVA")	15%
NAYL Realty Inc.	49%
Barrooghumba WPH Pty Ltd.	50%
Ngaliku WPH Pty Ltd.	50%

Schedule of investments in affiliates and joint ventures
The following is a summary of the Company's interests in its various affiliates and joint ventures, which it accounts for using the equity method:

Affiliate or joint venture name:	Interest
Nuna Group of Companies ("Nuna")
Nuna Logistics Ltd.	49%
North American Nuna Joint Venture	50%
Nuna East Ltd.	37%
Nuna Pang Contracting Ltd.	37%
Nuna West Mining Ltd.	49%
Mikisew North American Limited Partnership ("MNALP")	49%
Fargo joint ventures "Fargo"
ASN Constructors ("ASN")	30%
Red River Valley Alliance LLC ("RRVA")	15%
NAYL Realty Inc.	49%
Barrooghumba WPH Pty Ltd.	50%
Ngaliku WPH Pty Ltd.	50%

The following table summarizes the movement in the investments in affiliates and joint ventures balance during the year:

	December 31, 2024	December 31, 2023
Balance, beginning of the year	$81,435	$75,637
Additions arising from the acquisition of MacKellar	—	85
Share of net income	15,299	25,199
Dividends and advances received from affiliates and joint ventures	(7,336)	(21,543)
Derecognition of BNA(i)	(4,061)	—
Intercompany eliminations and other	(645)	2,057
Balance, end of the year	$84,692	$81,435
(i) On October 31, 2024, NACG acquired the remaining 50% interest in BNA Remanufacturing Limited Partnership for $4,210 from BSC Holdings, ULC, resulting in 100% ownership, with no material impact on NACG's financial statements.
The financial information for the Company's share of the investments in affiliates and joint ventures accounted for using the equity method is summarized as follows:
Balance Sheets

December 31, 2024	Nuna	MNALP	Fargo	Other entities	Total
Assets
Cash	$1,518	$3,197	$78,346	$364	$83,425
Other current assets	36,053	43,424	5,342	1,899	86,718
Non-current assets	18,198	34,393	270,763	7,439	330,793
Total assets	$55,769	$81,014	$354,451	$9,702	$500,936
Liabilities
Contract liabilities	$2,311	$—	$69,683	$4	$71,998
Other current liabilities (excluding current portion of long-term debt)	6,045	37,401	30,528	1,900	75,874
Long-term debt (including current portion)	7,508	30,221	219,516	6,021	263,266
Non-current liabilities	4,765	—	341	—	5,106
Total liabilities	$20,629	$67,622	$320,068	$7,925	$416,244
Net investments in affiliates and joint ventures	$35,140	$13,392	$34,383	$1,777	$84,692

December 31, 2023	Nuna	MNALP	Fargo(i)	Other entities	Total
Assets
Cash	$9,944	$4,184	$87,418	$222	$101,768
Other current assets	34,937	36,060	23,284	4,593	98,874
Non-current assets	23,884	37,103	154,090	10,434	225,511
Total assets	$68,765	$77,347	$264,792	$15,249	$426,153
Liabilities
Contract liabilities	$7,817	$—	$76,481	$52	$84,350
Other current liabilities (excluding current portion of long-term debt)	5,145	29,216	33,122	1,871	69,354
Long-term debt (including current portion)	9,631	36,596	132,818	6,221	185,266
Non-current liabilities	4,985	—	589	174	5,748
Total liabilities	$27,578	$65,812	$243,010	$8,318	$344,718
Net investments in affiliates and joint ventures	$41,187	$11,535	$21,782	$6,931	$81,435
(i) For December 31, 2023, the Company reclassified $18,728 from non-current assets to other current assets to align with a presentation change made by the equity investee in the current year.
Statements of Operations

Year ended December 31, 2024	Nuna	MNALP	Fargo	Other entities	Total
Revenue	$56,994	$294,522	$152,784	$12,837	$517,137
Gross profit	4,045	10,264	33,965	1,181	49,455
(Loss) income before taxes	(3,764)	7,347	10,150	938	14,671
Net (loss) income	$(3,086)	$7,347	$10,150	$888	$15,299

Year ended December 31, 2023	Nuna	MNALP	Fargo	Other entities	Total
Revenue	$165,741	$395,040	$117,543	$7,975	$686,299
Gross profit	9,622	13,954	25,353	709	49,638
Income (loss) before taxes	1,246	10,869	15,344	(1,255)	26,204
Net income (loss)	$1,098	$10,869	$14,522	$(1,290)	$25,199
The following table provides the material aggregate outstanding balances with affiliates and joint ventures. Accounts payable and accrued liabilities due to joint ventures and affiliates do not bear interest, are unsecured and without fixed terms of repayment. Accounts receivable from certain joint ventures and affiliates bear interest at various rates, and all other accounts receivable amounts are non-interest bearing.

	December 31, 2024	December 31, 2023
Accounts receivable	$73,928	$41,157
Contract assets	2,619	12,019
Other assets	112	350
Accounts payable	12,660	3,203
Accrued liabilities	9,070	11,884